Financial Instruments - Schedule of Contractual Maturity for Non-derivative Financial Liabilities with Agreed Repayment Periods (Parenthetical) (Detail) - Weighted average [member]	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate %	15.90%	42.50%
Lease liabilities [member] | In Pesos [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate %	46.20%	49.10%
Lease liabilities [member] | In US Dollars [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate %	8.40%	10.80%